Significant Transactions (Details) - USD ($)				1 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended		13 Months Ended
	May 31, 2022	Oct. 01, 2021	Apr. 01, 2021	Jan. 31, 2023	May 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	May 31, 2022	Jun. 30, 2022
Significant Transactions (Details) [Line Items]
Incurred cost	$ 600,000				$ 600,000								$ 600,000
Marketing cost	$ 300,000				300,000
Development costs					$ 200,000
General and administrative expenses													$ 100,000
Salary reduction rate														25.00%
Exchange of shares (in Shares)											3,294,574
Impairments of long-lived assets											$ 22,800,000
Capitalized software						$ 213,766			$ 213,766		654,556	$ 6,940,653
Goodwill						816,200			816,200		1,708,303	32,844,297
Revenue						$ 2,082,553	$ 3,064,379		$ 6,973,109	$ 10,799,135	$ 13,645,030	$ 17,627,097
Stock issued								$ 940,000
Shares issued (in Shares)						10,002,018			10,002,018		4,602,780	1,550,094
Fair value of the earn out						$ 7,600,000			$ 7,600,000		$ 14,600,000	$ 17,300,000
Pro forma revenue												28,800,000
Pro forma net loss												(31,400,000)
Viridian Sciences [Member]
Significant Transactions (Details) [Line Items]
Exchange of shares (in Shares)			51,550
Viridian Sciences Inc. [Member]
Significant Transactions (Details) [Line Items]
Exchange share value			$ 6,200,000
Viridian [Member]
Significant Transactions (Details) [Line Items]
Impairments of long-lived assets											7,000,000
Capitalized software											600,000
Intangible assets											1,000,000
Goodwill											5,400,000
Revenue											1,700,000	2,400,000
Cannabis [Member]
Significant Transactions (Details) [Line Items]
Revenue											8,800,000	$ 2,400,000
Purchase price		$ 5,000,000
Stock issued		12,000,000
Aggregate cash paid		$ 8,000,000
365 Cannabis [Member]
Significant Transactions (Details) [Line Items]
Impairments of long-lived assets									$ 9,000,000		22,200,000
Intangible assets											9,700,000
Goodwill											12,500,000
Purchase price											$ 527,000
Shares issued (in Shares)		178
Earn out rate											25.00%
Initially measured fair value											$ 6,300,000
Fair value of the earn out							$ 3,300,000			$ 3,300,000
Reduction of working capital								$ 1,500,000			200,000
Working capital settlement											$ 400,000
Accrued expenses (in Shares)											13,988
Common stock value											$ 900,000
365 Cannabis [Member] | Subsequent Event [Member]
Significant Transactions (Details) [Line Items]
Revenue				$ 2,300,000
Purchase price				$ 500,000